SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset		$ 1,180	$ 1,297
Current portion	$ 117	158	110
Non-current portion	$ 1,032	1,395	1,149
Total		$ 1,553	$ 1,259